FAIR VALUE DISCLOSURES - Carrying Values And Fair Values Of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated Amounts [Abstract]
Policy loans	$ 244	$ 238
Policyholders’ liabilities: Investment contracts	3,751	3,503
Carrying Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate	17	17
Policy loans	244	238
Policyholders’ liabilities: Investment contracts	115	120
Fair Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate	15	18
Policy loans	248	292
Policyholders’ liabilities: Investment contracts	106	124
Fair Value | Level 1
Consolidated Amounts [Abstract]
Mortgage loans on real estate	0	0
Policy loans	0	0
Policyholders’ liabilities: Investment contracts	0	0
Fair Value | Level 2
Consolidated Amounts [Abstract]
Mortgage loans on real estate	0	0
Policy loans	0	0
Policyholders’ liabilities: Investment contracts	0	0
Fair Value | Level 3
Consolidated Amounts [Abstract]
Mortgage loans on real estate	15	18
Policy loans	248	292
Policyholders’ liabilities: Investment contracts	$ 106	$ 124